Investment in Affiliates	6 Months Ended
Jun. 30, 2021
Investments in and Advances to Affiliates [Abstract]
Investment in Affiliates

NOTE 7: INVESTMENT IN AFFILIATES

Navios Europe II

On February 18, 2015, Navios Maritime Holdings Inc. (“Navios Holdings”), Navios Acquisition and Navios Maritime Partners L.P. (“Navios Partners”) established Navios Europe II Inc. and had in such entity economic interests of 47.5%, 47.5% and 5.0%, respectively, and voting interests of 50.0%, 50.0% and 0%, respectively. From June 8, 2015 through December 31, 2015, Navios Europe II acquired fourteen vessels for: (i) cash consideration of $145,550 (which was funded with the proceeds of $131,550 of senior loan facilities (the “Senior Loans II”) and loans aggregating $14,000 from Navios Holdings, Navios Acquisition and Navios Partners (collectively, the “Navios Term Loans II”); and (ii) the assumption of a junior participating loan facility (the “Junior Loan II”) with a face amount of $182,150 and fair value of $99,147. In addition to the Navios Term Loans II, Navios Holdings, Navios Acquisition and Navios Partners agreed to make available to Navios Europe II revolving loans up to $57,500 to fund working capital requirements (collectively, the “Navios Revolving Loans II”). On April 21, 2020, Navios Europe II agreed with the lender to fully release the liabilities under the junior participating loan facility for $5,000.

On an ongoing basis, Navios Europe II was required to distribute cash flows (after payment of operating expenses, amounts due pursuant to the terms of the Senior Loans and repayments of the Navios Revolving Loans II) according to a defined waterfall calculation.

Following the liquidation of Navios Europe II, which was completed in June 2020 (“Liquidation of Navios Europe II”), Navios Acquisition acquired seven vessel owning companies. The vessels are containerships and meet the criteria to be accounted for as assets held for sale (see Note 6).

As of each of June 30, 2021 and December 31, 2020, and subsequent to the Liquidation of Navios Europe II, the Company had no exposure.

The decline in the fair value of the investment was considered as other-than-temporary and, therefore, an aggregate loss of $13,900 was recognized and included in the accompanying condensed consolidated statements of income for the six month period ended June 30, 2020, as “Gain on sale of vessels and Impairment loss” The fair value of the Company’s investment was determined based on the liquidation value of Navios Europe II, determined on the individual fair values assigned to the assets and liabilities of Navios Europe II.